Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified								12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Foreign currency borrowings INR	Mar. 31, 2013 Foreign currency borrowings INR	Mar. 31, 2014 Local currency borrowings INR	Mar. 31, 2013 Local currency borrowings INR	Mar. 31, 2014 Lower tier II capital INR	Mar. 31, 2013 Lower tier II capital INR
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines								2,300.0	60,470.0
Other long term debt	$ 3,674.6	220,478.1	123,352.2	129,708.4	49,586.9	90,769.7	73,765.3	144,041.9	102,235.7